Summary of Significant Accounting Policies - Schedule of Financial Liabilities Measured at Fair Value (Details) - Level 3 [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Financial Liabilities Measured at Fair Value [Line Items]
Convertible debt	$ 4,034,381	$ 3,589,410
Promissory notes – ReShape	$ 424,247